Transition to IFRS 9	6 Months Ended
Jun. 30, 2018
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Transition to IFRS 9

25. TRANSITION TO IFRS 9

i) IAS 39 to IFRS 9 reconciliations

Statutory balance sheet reconciliation under IAS 39 and IFRS 9

The measurement categories and carrying amounts of financial assets determined in accordance with IAS 39 and IFRS 9 are compared below, illustrating a total net assets decrease of £192m as a result of the application of IFRS 9:

	IAS 39				IFRS 9
Assets	Measurement category	Carrying amount (31 December 2017) £m	Reclassifications(1) £m	Remeasurement(2) £m	Measurement category	Carrying amount (1 January 2018) £m	Re-presentation(3) £m	IFRS 9 Balance Sheet (1 January 2018) £m
Cash and balances with central banks	Loans & receivables	32,771	–	–	Amortised cost	32,771	–	32,771
Trading assets	FVTPL	30,536	–	–	FVTPL (Mandatory)	30,536	–	30,536
	FVTPL	19	–	–	FVOCI	19	(19)	–
		30,555	–	–		30,555	(19)	30,536
Derivative financial instruments	FVTPL (Trading)	19,942	–	–	FVTPL (Mandatory)	19,942	–	19,942
Financial assets designated at fair value(4)	FVTPL (Designated)	1,022	(45)	–	Amortised cost	977	(977)	–
	FVTPL (Designated)	836	–	–	FVTPL (Designated)	836	–	836
	FVTPL (Designated)	238	–	–	FVTPL (Mandatory)	238	1,181	1,419
		2,096	(45)	–		2,051	204	2,255
Loans and advances to banks	Loans & receivables	3,463	–	–	Amortised cost	3,463	–	3,463
Loans and advances to customers(5)	Loans & receivables	199,218	–	(211)	Amortised cost	199,007	977	199,984
	Loans & receivables	181	(1)	–	FVOCI	180	(180)	–
	Loans & receivables	91	–	–	FVTPL (Mandatory)	91	(91)	–
		199,490	(1)	(211)		199,278	706	199,984
Reverse repurchase agreements – non-trading	Loans & receivables	2,464	–	–	Amortised cost	2,464		2,464
Financial investments	Loans & receivables	1,198	–	–	Amortised cost	1,198	–	1,198
	Loans & receivables	982	(2)	–	FVTPL (Mandatory)	980	(980)	–
	Available-for-sale financial assets	8,743	–	–	FVOCI	8,743	199	8,942
	Available-for-sale financial assets	29	–	–	FVTPL (Mandatory)	29	(29)	–
	Held-to-maturity investments	6,578	–	–	Amortised cost	6,578	–	6,578
	Available-for-sale financial assets	81	–	–	FVTPL (Mandatory)	81	(81)	–
		17,611	(2)	–		17,609	(891)	16,718
Other assets	Other assets	6,373	(1)	–	Other assets	6,372	–	6,372
Total assets (pre-deferred tax asset)(6)		314,765	(49)	(211)		314,505	–	314,505

(1)	This column captures the gross (pre-tax) impact on assets resulting from facilities impacted by the IFRS 9 classification and measurement rules.

(2)

This column captures the gross (pre-tax) impact of facilities that had an incurred loss under IAS 39, and now have an ECL under IFRS 9; and facilities that have been reclassified from a non-amortised cost basis to an amortised cost basis. There is no loss allowance movement attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(3)

This column captures the balance sheet category re-presentations resulting from the adoption of IFRS 9. Loans and receivables amounting to £1,071m and available-for-sale financial assets amounting to £110m that would otherwise be measured at amortised cost or FVOCI but which do not have SPPI characteristics are mandatorily measured at FVTPL and were moved from financial investments to other financial assets at FVTPL. Social housing loans amounting to £977m were reclassified to amortised cost on adoption of IFRS 9 and, consequently, were moved from other financial assets at FVTPL to loans and advances to customers. £19m and £180m of other loans and receivables held within hold to collect and sell business models were moved from trading assets and loans and advances to customers respectively, to financial investments, due to their reclassification to FVOCI on adoption of IFRS 9.

(4)	The balance sheet category for ‘Financial assets designated at fair value’ has been changed to ‘Other financial assets at fair value through profit or loss’ following the adoption of IFRS 9.

(5)

Of the £211m of increase in loss allowance, £6m relates to ECL on financial guarantee contracts, which for presentation purposes have been aggregated in the assets section. See loss allowance reconciliation table below.

(6)

The impact of transition to IFRS 9 gives rise to a deferred tax asset of £68m, of which £14m is attributable to Reclassifications, and £54m to Remeasurement. This deferred tax asset will be offset against our deferred tax liabilities.

Loss allowance reconciliation (on adoption of IFRS 9)

	Loss allowance under IAS 39/ provisions under IAS 37 (31 December 2017) £m	Reclassifications £m	Re-measurement £m	Loss allowance under IFRS 9 (1 January 2018) £m
Loans & receivables (IAS 39)/Financial assets at amortised cost (IFRS 9)(1)
Loans and advances to customers	940	–	205	1,145
Provisions for off-balance sheet exposures (IAS 37/IFRS 9)(2)
Financial guarantees	–	–	6	6
Total	940	–	211	1,151

(1)

For financial instruments subject to incurred loss assessment under IAS 39, and amortised cost under IFRS 9. There are no loss allowance movements attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(2)	The ECL for off-balance sheet commitments which are both identifiable from ECL on total exposures, and for which were previously within the scope of IAS 37 and now within the scope of IFRS 9.

Reserves and retained earnings

Impact at 1 January 2018 £m
Closing retained earnings and reserves under IAS 39	5,033

Other reserves
Closing balance under IAS 39(1)	301
Reclassification of investment securities (debt and equity) from AFS to FVTPL(2)	(5)
Opening balance under IFRS 9(3)	296

Retained earnings
Closing balance under IAS 39	4,732
Reclassification under IFRS 9	(44)
Recognition of expected credit losses under IFRS 9	(211)
Deferred tax asset	68
Opening balance under IFRS 9	4,545

Opening retained earnings and reserves under IFRS 9	4,841

(1)

Other reserves consists of the following components under IAS 39: £68m of available-for-sale reserve, £228m of cash flow hedging reserve, and £5m of foreign currency translation reserves. The available-for-sale reserve becomes the fair value reserve under IFRS 9.

(2)

Consists of loans and receivables which have transferred to FVOCI, and equity instruments which have transferred from available-for-sale financial assets to non-trading financial assets held mandatorily at FVTPL.

(3)	Other reserves consists of the following components under IFRS 9: £63m of fair value reserve, £228m of cash flow hedging reserve, and £5m of foreign currency translation reserves.

ii) IFRS 9 areas of significant management judgement

Classification and measurement

IFRS 9 requires that all financial assets are subsequently measured at AC, FVOCI or FVTPL based on the business model for managing the financial assets and their contractual cash flow characteristics. The business model assessment is an area of significant judgement as it depends upon facts and circumstances and the intentions of an entity in relation to particular investments.

ECL impairment methodology

We have made a number of management judgements around subjective elements and inputs in order to implement ECL capabilities in the organisation. Some of these judgements pertain to decisions made throughout the design and build of ECL methodology, and others to the application of ECL methodology. Whilst only the latter category will be subject to periodic monitoring and review at subsequent reporting intervals, all of these judgements – to varying degrees – give rise to inherent measurement uncertainty in our reportable ECL.

The main design and build judgements, subject to ad-hoc review, are

-	The definition of default: for IFRS 9 purposes, we use the same default criteria as for the regulatory capital models, or a similar definition if not an IRB portfolio;
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SICR – PD at origination: where we have experienced limitations on the availability of origination data, we have made certain proxy assumptions. In these cases, we make adjustments to the PD at the proxy origination date to account for the possibility of the PD already being increased since the actual origination. We consider such adjustments immaterial;

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Lifetime periods: to mitigate the computational overhead of running all portfolios out to their natural lifetime, we apply restrictions to certain portfolios with a high volume of accounts (e.g. mortgages and overdrafts on bank accounts). The life of each facility type is the point when the monthly increase in ECL becomes zero or de minimis; and

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Effective Interest Rate (EIR): for the majority of our portfolios, the income recognition EIRs that are calculated under IAS 39 are used as the discount factor in the IFRS 9 ECL calculations. Retail EIRs are based on behavioural cash flows, whereas corporate EIRs use contractual cash flows with an adjustment factor to take account of prepayments.

The main application judgements are included in the ‘Critical accounting policies and areas of significant management judgement’ section, in the ‘Accounting policies’.

We will further assess our measurement uncertainty and sensitivity to changes in economic credit conditions throughout the course of 2018, and anticipate providing our expected inherent quantitative impacts of such management judgements in our 2018 Annual Report. The form and content of such disclosure will be guided by the outcomes of the PRA Taskforce on Disclosures about ECL in which we participate.